RISK MANAGEMENT - Concentration of loans by economic sector (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Loans and advances	$ 269,923,739	$ 220,323,483
Colombia
RISK MANAGEMENT
Loans and advances	178,168,073	150,253,740
Loans and Advances
RISK MANAGEMENT
Loans and advances	269,923,739	220,323,483
Loans and Advances | Agriculture
RISK MANAGEMENT
Loans and advances	8,128,406	6,987,339
Loans and Advances | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	895,774	702,565
Loans and Advances | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	10,938,428	8,166,343
Loans and Advances | Chemical Production
RISK MANAGEMENT
Loans and advances	5,061,495	3,968,636
Loans and Advances | Government
RISK MANAGEMENT
Loans and advances	6,831,479	6,109,325
Loans and Advances | Construction
RISK MANAGEMENT
Loans and advances	25,895,135	23,606,634
Loans and Advances | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	38,532,429	27,633,459
Loans and Advances | Transport and Communications
RISK MANAGEMENT
Loans and advances	11,070,003	9,488,516
Loans and Advances | Public Services
RISK MANAGEMENT
Loans and advances	11,806,268	7,723,446
Loans and Advances | Consumer Services
RISK MANAGEMENT
Loans and advances	98,606,064	80,584,616
Loans and Advances | Commercial Services
RISK MANAGEMENT
Loans and advances	34,884,002	32,554,846
Loans and Advances | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	17,274,256	12,797,758
Loans and Advances | Colombia
RISK MANAGEMENT
Loans and advances	184,166,082	154,185,992
Loans and Advances | Colombia | Agriculture
RISK MANAGEMENT
Loans and advances	4,822,190	4,651,163
Loans and Advances | Colombia | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	751,401	645,145
Loans and Advances | Colombia | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	9,725,211	7,870,572
Loans and Advances | Colombia | Chemical Production
RISK MANAGEMENT
Loans and advances	5,029,722	3,871,876
Loans and Advances | Colombia | Government
RISK MANAGEMENT
Loans and advances	6,826,772	6,012,867
Loans and Advances | Colombia | Construction
RISK MANAGEMENT
Loans and advances	17,828,783	16,618,406
Loans and Advances | Colombia | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	24,841,275	20,662,350
Loans and Advances | Colombia | Transport and Communications
RISK MANAGEMENT
Loans and advances	10,345,263	9,233,456
Loans and Advances | Colombia | Public Services
RISK MANAGEMENT
Loans and advances	10,121,410	6,096,804
Loans and Advances | Colombia | Consumer Services
RISK MANAGEMENT
Loans and advances	59,437,125	50,300,516
Loans and Advances | Colombia | Commercial Services
RISK MANAGEMENT
Loans and advances	24,688,401	20,328,600
Loans and Advances | Colombia | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	9,748,529	7,894,237
Loans and Advances | Foreign countries
RISK MANAGEMENT
Loans and advances	85,757,657	66,137,491
Loans and Advances | Foreign countries | Agriculture
RISK MANAGEMENT
Loans and advances	3,306,216	2,336,176
Loans and Advances | Foreign countries | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	144,373	57,420
Loans and Advances | Foreign countries | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	1,213,217	295,771
Loans and Advances | Foreign countries | Chemical Production
RISK MANAGEMENT
Loans and advances	31,773	96,760
Loans and Advances | Foreign countries | Government
RISK MANAGEMENT
Loans and advances	4,707	96,458
Loans and Advances | Foreign countries | Construction
RISK MANAGEMENT
Loans and advances	8,066,352	6,988,228
Loans and Advances | Foreign countries | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	13,691,154	6,971,109
Loans and Advances | Foreign countries | Transport and Communications
RISK MANAGEMENT
Loans and advances	724,740	255,060
Loans and Advances | Foreign countries | Public Services
RISK MANAGEMENT
Loans and advances	1,684,858	1,626,642
Loans and Advances | Foreign countries | Consumer Services
RISK MANAGEMENT
Loans and advances	39,168,939	30,284,100
Loans and Advances | Foreign countries | Commercial Services
RISK MANAGEMENT
Loans and advances	10,195,601	12,226,246
Loans and Advances | Foreign countries | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	$ 7,525,727	$ 4,903,521